Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term debt
		2021	2020
1.00%	Loan Payable - PPP Loan - Bank of America: Due in monthly installments of $1,209 including interest to March 2025.	$-	$770,062
3.75%	Loan Payable - EIDL Loan - SBA: Due in monthly installments of $731 including interest to April 2051.	149,900	149,900
		149,900	919,962
	Current Portion	(3,858)	(153,133)
	Long-Term Debt	$146,042	$766,829

		2020	2019
1.00%	Loan Payable - PPP Loan - Bank of America: Due in monthly installments of $1,209 including interest to March 2025.	$770,062	$-
3.75%	Loan Payable - EIDL Loan - SBA: Due in monthly installments of $731 including interest to April 2051.	149,900	-
		919,962	-
	Current Portion	(153,133)	-
	Long-Term Debt	$766,829	$-

Schedule of aggregate maturities of indebtedness
2022	$3,858
2023	3,441
2024	3,571
2025	3,704
2026	3,843
Thereafter	131,483
$149,900

2021	$153,133
2022	155,844
2023	157,502
2024	159,181
2025	160,879
Thereafter	133,423
$919,962